Consolidated Statements of Changes in Stockholder's Equity (Deficiency) (USD $) In Thousands	Total	Common Stock	Treasury Stock	Additional Paid in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss
Beginning balance at Dec. 21, 2008	$ 136,836	$ 338	$ (78,538)	$ 199,644	$ 22,094	$ (6,702)
Beginning balance, shares at Dec. 21, 2008		1,200
Vesting of restricted stock	(177)	1		(178)
Vesting of restricted stock, shares		5
Dividend to shareholders	(13,397)			(6,701)	(6,696)
Stock-based compensation	3,582			3,582
Stock issued under Employee Stock Purchase Plan	555	2		553
Stock issued under Employee Stock Purchase Plan, shares		7
Net loss	(31,272)				(31,272)
Unrecognized actuarial gains, net of tax	4,475					4,475
Fair value of interest rate swap, net of tax	229					229
Amortization of pension and post-retirement benefit transition obligation, net of tax	447					447
Ending balance at Dec. 20, 2009	101,278	341	(78,538)	196,900	(15,874)	(1,551)
Ending balance, shares at Dec. 20, 2009		1,212
Vesting of restricted stock	(1)	2		(3)
Vesting of restricted stock, shares		8
Dividend to shareholders	(6,448)			(6,448)
Stock-based compensation	2,122			2,122
Stock issued under Employee Stock Purchase Plan	697	2		695
Stock issued under Employee Stock Purchase Plan, shares		10
Net loss	(57,969)				(57,969)
Unrecognized actuarial gains, net of tax	(1,442)					(1,442)
Fair value of interest rate swap, net of tax	1,141					1,141
Amortization of pension and post-retirement benefit transition obligation, net of tax	414					414
Ending balance at Dec. 26, 2010	39,792	345	(78,538)	193,266	(73,843)	(1,438)
Ending balance, shares at Dec. 26, 2010		1,230
Vesting of restricted stock	(26)			(26)
Vesting of restricted stock, shares		1
Stock-based compensation	677			677
Stock issued under Employee Stock Purchase Plan	182	1		181
Stock issued under Employee Stock Purchase Plan, shares		6
Stock issued as part of recapitalization plan	19,296	252		19,044
Stock issued as part of recapitalization plan, shares		1,003
Conversion of warrants to stock		7		(7)
Conversion of warrants to stock, shares		29
Net loss	(229,417)				(229,417)
Unrecognized actuarial gains, net of tax	1,241					1,241
Fair value of interest rate swap, net of tax	1,458					1,458
Unwind of interest rate swap	339					339
Amortization of pension and post-retirement benefit transition obligation, net of tax	472					472
Ending balance at Dec. 25, 2011	$ (165,986)	$ 605	$ (78,538)	$ 213,135	$ (303,260)	$ 2,072
Ending balance, shares at Dec. 25, 2011		2,269